INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Net operating loss carry forwards	€ 13,611	€ 14,014
Elimination of intercompany profit in inventory	182	161
Elimination of intercompany profit in fixed assets	278	244
Provisions for retirement indemnities	642	634
Capital leases treated as operating leases for tax, asset	40
Capital leases treated as operating leases for tax, liability		56
Other items	487	775
Total deferred tax assets	15,239	15,883
Net deferred tax assets	15,239	15,883
Valuation allowance for deferred tax assets	(14,341)	(15,508)
Deferred tax assets (liabilities), net of allowance	€ 898	€ 374